UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                December 31, 2009
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		77
Form 13F Information Table Value Total:		$93,676

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      522     6320 SH	     SOLE	              6320        0      0
AMGEN INC		       COM		031162100      314     5545 SH	     SOLE		      5545        0      0
AT & T INC		       COM		00206R102     1035    37502 SH	     SOLE		     37502        0      0
AUTO DATA PROCESSING	       COM		053015103     1078    25172 SH	     SOLE		     25172        0      0
BALCHEM CORP		       COM		057665200      205     6112 SH	     SOLE		      6112        0      0
BANK AMERICA CORP	       COM		060505104     2122   140904 SH 	     SOLE		    140904        0      0
BANK OF NY MELLON CORP	       COM		064058100     1042    37238 SH	     SOLE		     37238        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      657   109474 SH	     SOLE		    109474        0      0
BEST BUY INC		       COM		086516101     1412    35787 SH	     SOLE		     35787        0      0
BLACKROCK INC		       COM		09247X101      715     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      218     4035 SH	     SOLE		      4035        0      0
BP AMOCO PLC		       COM		055622104     2644    45617 SH	     SOLE		     45617        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1758    69363 SH	     SOLE		     69363        0      0
BURLINGTON NTHN SANTA FE       COM		12189T104      597     6050 SH	     SOLE		      6050        0      0
C V S CORP DEL		       COM		126650100     1990    61770 SH	     SOLE		     61770        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1016    31515 SH	     SOLE		     31515        0      0
CAREFUSION CORP		       COM		14170T101      379    15143 SH	     SOLE		     15143        0      0
CHEVRONTEXACO CORP	       COM		166764100     2556    33197 SH	     SOLE		     33197        0      0
CHUBB CORPORATION	       COM		171232101     1764    35870 SH	     SOLE		     35870        0      0
CISCO SYSTEMS INC	       COM		17275R102     2675   111750 SH       SOLE		    111750        0      0
CITRIX SYSTEMS INC	       COM		177376100     1791    43050 SH	     SOLE		     43050        0      0
COMMERCIAL METALS CO	       COM		201723103      919    58702 SH	     SOLE		     58702        0      0
CONOCOPHILLIPS 		       COM		20825c104     1016    19897 SH	     SOLE		     19897	  0	 0
CORNING INC		       COM		219350105      226    11728 SH	     SOLE		     11728	  0	 0
COVIDIEN LTD		       COM		G2552X108      613    12804 SH	     SOLE		     12804	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      327    11829 SH	     SOLE		     11829	  0	 0
E M C CORP MASS		       COM		268648102      709    40595 SH	     SOLE		     40595        0      0
EMERSON ELECTRIC CO	       COM		291011104     2147    50406 SH	     SOLE		     50406        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3644    53434 SH	     SOLE		     53434        0      0
FPL GROUP INC		       COM		302571104      230     4358 SH	     SOLE		      4358        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     1768   116825 SH	     SOLE		    116825        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1621     9600 SH	     SOLE		      9600        0      0
GREATER HUDSON BANK	       COM		391868106       43    10200 SH	     SOLE		     10200        0      0
HALLIBURTON COMPANY	       COM		406216101     2325    77258 SH	     SOLE		     77258        0      0
HOME DEPOT INC		       COM		437076102     2173    75129 SH	     SOLE		     75129        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        5    19562 SH       SOLE                    19562        0      0
INTEL CORP		       COM		458140100     2494   122237 SH       SOLE		    122237        0      0
INTL BUSINESS MACHINES	       COM		459200101      885     6759 SH	     SOLE		      6759        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      611    14850 SH	     SOLE		     14850        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      368    38327 SH	     SOLE		     38327        0      0
JOHNSON & JOHNSON	       COM		478160104     4342    67405 SH	     SOLE		     67405        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1777    43312 SH	     SOLE		     43312        0      0
KRAFT FOODS INC		       COM		50075N104      848    31188 SH	     SOLE		     31188        0      0
LOWES COMPANIES INC	       COM		548661107      224     9560 SH	     SOLE		      9560        0      0
M D U RESOURCES GROUP INC      COM		552690109      284    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      425     6812 SH	     SOLE		      6812        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1578    24686 SH	     SOLE		     24686        0      0
METLIFE INC		       COM		59156R108      697    19722 SH	     SOLE	             19722        0      0
MICROSOFT CORP		       COM		594918104     3230   105961 SH       SOLE		    105961        0      0
NABORS INDS INC		       COM		G6359F103     1030    47075 SH	     SOLE		     47075        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      163    11218 SH	     SOLE		     11218	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      338     6050 SH	     SOLE                     6050        0      0
OCCIDENTAL PETE CORP	       COM		674599105      218     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     3725   151855 SH       SOLE		    151855        0      0
PEPSICO INCORPORATED	       COM		713448108     2378    39107 SH	     SOLE		     39107        0      0
PFIZER INCORPORATED	       COM		717081103     2055   112965 SH	     SOLE		    112965        0      0
PHILIP MORRIS INTL INC	       COM		718172109      207     4293 SH	     SOLE		      4293        0      0
PNC FINANCIAL SERVICES	       COM		693475105      414     7850 SH	     SOLE		      7850        0      0
PRECISION CASTPARTS CORP       COM		740189105     1057     9575 SH	     SOLE		      9575        0      0
PRESIDENTIAL LIFE CORP	       COM		740884101      366    40000 SH	     SOLE		     40000	  0      0
PROCTER & GAMBLE CO	       COM		742718109     2358    38894 SH	     SOLE		     38894        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     3241   384056 SH	     SOLE	                 0        0 384056
REPUBLIC SERVICES INC	       COM		760759100      516    18225 SH	     SOLE		     18225        0      0
SARA LEE CORP		       COM		803111103      377    30975 SH	     SOLE		     30975        0      0
SUPERVALU INC		       COM		868536103      382    30045 SH	     SOLE 		     30045        0      0
SYSCO CORPORATION	       COM		871829107     1016    36370 SH	     SOLE		     36370        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      229     4085 SH	     SOLE		      4085        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1252    66535 SH	     SOLE		     66535        0      0
THERMO ELECTRON CORP	       COM		883556102     2392    50165 SH	     SOLE		     50165        0      0
TIME WARNER INC		       COM		00184A105      329    11280 SH	     SOLE		     11280        0      0
TYCO INTL LTD NEW	       COM		902124106      497    13923 SH	     SOLE		     13923        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2284    68954 SH	     SOLE		     68954        0      0
WAL-MART STORES INC	       COM		931142103     2354    44035 SH	     SOLE		     44035        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      527    40226 SH	     SOLE		     40226	  0      0
WATERFORD WEDGEWOOD   	       COM		G94697102        0    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1632    41200 SH	     SOLE		     41200        0      0
WELLS FARGO  & CO NEW	       COM		949746101      320    11851 SH	     SOLE		     11851        0      0